Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 132,250,013.84
Previously Paid Amount	0.00
Total Fee Amount	18,263.73
Total Offset Amount	0.00
Net Fee	18,263.73
Narrative - Max Aggregate Offering Price	$ 132,250,013.84
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true